CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 13,465,442	$ 1,844,758	¥ 12,333,884
Restricted cash	37,517	5,140	686,568
Accounts receivable, net	1,503,706	206,007	572,558
Financing receivables, net	1,178,617	161,470	1,135,445
Short-term investment (including the fair value measured investments of RMB 3,578,919 and RMB 3,533,370 as of December 31, 2023 and 2024, respectively)	8,848,447	1,212,232	7,454,633
Inventories	38,569	5,284	28,074
Advances to suppliers	783,599	107,353	821,942
Prepayments and other current assets	4,329,664	593,162	3,772,377
Total current assets	30,353,721	4,158,444	26,953,548
Investments in equity investees	1,871,337	256,372	3,455,119
Property and equipment, net	33,915,366	4,646,386	32,181,025
Land use rights, net	6,170,233	845,318	5,637,101
Intangible assets, net	17,043	2,335	23,240
Operating lease right-of-use assets	566,316	77,585	672,193
Goodwill	4,241,541	581,089	4,241,541
Deferred tax assets	984,567	134,885	879,772
Long-term investment (including the fair value measured investments of RMB 69,629 and nil as of December 31, 2023 and 2024, respectively)	12,017,755	1,646,426	12,170,881
Long-term financing receivables, net	861,453	118,019	964,780
Other non-current assets	919,331	125,948	701,758
TOTAL ASSETS	92,340,330	12,650,573	88,465,221
Current liabilities (including amounts of the consolidated VIE without recourse to ZTO Express (Cayman) Inc. See Note 2(b))
Short-term bank borrowings	9,513,958	1,303,407	7,765,990
Accounts payable	2,463,395	337,484	2,557,010
Advances from customers	1,565,147	214,424	1,745,727
Income tax payable	488,889	66,978	333,257
Operating lease liabilities, current	183,373	25,122	186,253
Dividends payable	14,134	1,936	1,548
Convertible senior notes	7,270,081	995,997	7,029,550
Total current liabilities	28,273,235	3,873,417	20,061,184
Non-current operating lease liabilities	377,717	51,747	455,879
Deferred tax liabilities	1,014,545	138,992	638,200
Convertible senior notes			7,029,550
Total Liabilities	29,665,497	4,064,156	28,184,813
Commitments and contingencies (Note 17)
Shareholders' equity
Ordinary shares (US$0.0001 par value; 10,000,000,000 shares authorized; 812,866,663 shares issued and 804,719,252 shares outstanding as of December 31, 2023; 810,339,182 shares issued and 798,622,719 shares outstanding as of December 31, 2024)	523	72	525
Additional paid-in capital	24,389,905	3,341,403	24,201,745
Treasury shares, at cost (3,000,000 and 7,774,535 shares as of December 31, 2023 and 2024, respectively)	(1,131,895)	(155,069)	(510,986)
Retained earnings	39,098,553	5,356,480	36,301,185
Accumulated other comprehensive loss	(294,694)	(40,373)	(190,724)
ZTO Express (Cayman) Inc. shareholders' equity	62,062,392	8,502,513	59,801,745
Non-controlling interests	612,441	83,904	478,663
Total Equity	62,674,833	8,586,417	60,280,408
TOTAL LIABILITIES AND EQUITY	92,340,330	12,650,573	88,465,221
Related Party
Current assets
Amounts due from related parties	168,160	23,038	148,067
Amounts due from related parties-non current	421,667	57,766	584,263
Current liabilities (including amounts of the consolidated VIE without recourse to ZTO Express (Cayman) Inc. See Note 2(b))
Other current liabilities	202,766	27,779	234,683
Nonrelated Party
Current liabilities (including amounts of the consolidated VIE without recourse to ZTO Express (Cayman) Inc. See Note 2(b))
Other current liabilities	¥ 6,571,492	$ 900,290	¥ 7,236,716